PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Prior Period Reclassification Adjustment		$ 163,000
Depreciation	$ 251,000	$ 287,000